UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                        18,805   Boeing Co.                                               $   1,671,953
                                                   9,667   General Dynamics Corp.                                         738,559
                                                   2,987   Goodrich Corp.                                                 153,771
                                                  19,059   Honeywell International, Inc.                                  877,858
                                                   2,965   L-3 Communications Holdings, Inc.                              259,349
                                                   8,449   Lockheed Martin Corp.                                          819,722
                                                   8,345   Northrop Grumman Corp.                                         619,366
                                                  10,631   Raytheon Co.                                                   557,702
                                                   4,008   Rockwell Collins, Inc.                                         268,255
                                                  23,726   United Technologies Corp.                                    1,542,190
                                                                                                                    -------------
                                                                                                                        7,508,725
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                     4,133   CH Robinson Worldwide, Inc.                                    197,351
                                                   7,317   FedEx Corp.                                                    786,065
                                                  25,410   United Parcel Service, Inc. Class B                          1,781,241
                                                                                                                    -------------
                                                                                                                        2,764,657
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                   18,789   Southwest Airlines Co.                                         276,198
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                             4,295   The Goodyear Tire & Rubber Co. (a)                             133,961
                                                   4,682   Johnson Controls, Inc.                                         443,011
                                                                                                                    -------------
                                                                                                                          576,972
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                45,092   Ford Motor Co.                                                 355,776
                                                  13,476   General Motors Corp.                                           412,905
                                                   6,136   Harley-Davidson, Inc.                                          360,490
                                                                                                                    -------------
                                                                                                                        1,129,171
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                                  18,177   Anheuser-Busch Cos., Inc.                                      917,211
                                                   1,869   Brown-Forman Corp. Class B                                     122,532
                                                  47,993   The Coca-Cola Co.                                            2,303,664
                                                   6,631   Coca-Cola Enterprises, Inc.                                    134,278
                                                   5,026   Constellation Brands, Inc. Class A (a)                         106,451
                                                   1,118   Molson Coors Brewing Co. Class B                               105,785
                                                   3,132   Pepsi Bottling Group, Inc.                                      99,879
                                                  39,022   PepsiCo, Inc.                                                2,480,238
                                                                                                                    -------------
                                                                                                                        6,270,038
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                              27,816   Amgen, Inc. (a)                                              1,554,358
                                                   8,159   Biogen Idec, Inc. (a)                                          362,096
                                                   8,996   Celgene Corp. (a)                                              471,930
                                                   6,277   Genzyme Corp. (a)                                              376,746
                                                  11,071   Gilead Sciences, Inc. (a)                                      846,932
                                                   5,665   Medimmune, Inc. (a)                                            206,149
                                                                                                                    -------------
                                                                                                                        3,818,211
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                           4,163   American Standard Cos., Inc.                                   220,722
                                                   9,330   Masco Corp.                                                    255,642
                                                                                                                    -------------
                                                                                                                          476,364
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.6%                             5,699   Ameriprise Financial, Inc.                                     325,641
                                                  18,012   The Bank of New York Co., Inc.                                 730,387
                                                   2,854   The Bear Stearns Cos., Inc.                                    429,099
                                                  24,471   The Charles Schwab Corp.                                       447,575
                                                  10,178   E*Trade Financial Corp. (a)                                    215,977
                                                   2,122   Federated Investors, Inc. Class B                               77,920
                                                   3,989   Franklin Resources, Inc.                                       481,991
                                                   9,801   Goldman Sachs Group, Inc.                                    2,025,181
                                                   4,521   Janus Capital Group, Inc.                                       94,534
                                                   3,133   Legg Mason, Inc.                                               295,160

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  12,535   Lehman Brothers Holdings, Inc.                           $     878,327
                                                   9,911   Mellon Financial Corp.                                         427,561
                                                  21,070   Merrill Lynch & Co., Inc. (b)                                1,720,787
                                                  25,365   Morgan Stanley                                               1,997,747
                                                   4,493   Northern Trust Corp.                                           270,209
                                                   7,954   State Street Corp.                                             515,021
                                                   6,321   T. Rowe Price Group, Inc.                                      298,288
                                                                                                                    -------------
                                                                                                                       11,231,405
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                                   5,157   Air Products & Chemicals, Inc.                                 381,051
                                                   1,328   Ashland, Inc.                                                   87,117
                                                  22,853   The Dow Chemical Co.                                         1,048,039
                                                  22,018   E.I. du Pont de Nemours & Co.                                1,088,350
                                                   1,993   Eastman Chemical Co.                                           126,217
                                                   4,231   Ecolab, Inc.                                                   181,933
                                                   2,774   Hercules, Inc. (a)                                              54,204
                                                   1,852   International Flavors & Fragrances, Inc.                        87,451
                                                  12,950   Monsanto Co.                                                   711,732
                                                   3,907   PPG Industries, Inc.                                           274,701
                                                   7,633   Praxair, Inc.                                                  480,574
                                                   3,391   Rohm & Haas Co.                                                175,383
                                                   3,147   Sigma-Aldrich Corp.                                            130,663
                                                                                                                    -------------
                                                                                                                        4,827,415
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.0%                           12,913   BB&T Corp.                                                     529,691
                                                   3,756   Comerica, Inc.                                                 222,055
                                                   4,468   Commerce Bancorp, Inc.                                         149,142
                                                   3,105   Compass Bancshares, Inc.                                       213,624
                                                  13,253   Fifth Third Bancorp                                            512,759
                                                   2,986   First Horizon National Corp.                                   124,009
                                                   5,611   Huntington Bancshares, Inc.                                    122,600
                                                   9,433   KeyCorp                                                        353,455
                                                   1,837   M&T Bank Corp.                                                 212,780
                                                   6,093   Marshall & Ilsley Corp.                                        282,167
                                                  14,117   National City Corp.                                            525,858
                                                   8,248   PNC Financial Services Group, Inc.                             593,609
                                                  17,435   Regions Financial Corp.                                        616,676
                                                   8,465   SunTrust Banks, Inc.                                           702,934
                                                   7,782   Synovus Financial Corp.                                        251,670
                                                  42,201   U.S. Bancorp                                                 1,475,769
                                                  45,406   Wachovia Corp.                                               2,499,600
                                                  80,499   Wells Fargo & Co.                                            2,771,581
                                                   2,621   Zions Bancorp                                                  221,527
                                                                                                                    -------------
                                                                                                                       12,381,506
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                              6,076   Allied Waste Industries, Inc. (a)                               76,497
Supplies - 0.5%                                    2,183   Avery Dennison Corp.                                           140,280
                                                   3,238   Cintas Corp.                                                   116,892
                                                   2,969   Equifax, Inc.                                                  108,220
                                                   3,061   Monster Worldwide, Inc. (a)                                    145,000
                                                   5,249   Pitney Bowes, Inc.                                             238,252
                                                   5,204   RR Donnelley & Sons Co.                                        190,414
                                                   4,002   Robert Half International, Inc.                                148,114
                                                  12,695   Waste Management, Inc.                                         436,835
                                                                                                                    -------------
                                                                                                                        1,600,504
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%                    2,794   ADC Telecommunications, Inc. (a)                         $      46,772
                                                  10,801   Avaya, Inc. (a)                                                127,560
                                                   2,028   Ciena Corp. (a)                                                 56,683
                                                 143,911   Cisco Systems, Inc. (a)                                      3,674,048
                                                  37,400   Corning, Inc. (a)                                              850,476
                                                   5,032   JDS Uniphase Corp. (a)                                          76,637
                                                  13,563   Juniper Networks, Inc. (a)                                     266,920
                                                  56,954   Motorola, Inc.                                               1,006,377
                                                  39,468   QUALCOMM, Inc.                                               1,683,705
                                                  10,420   Tellabs, Inc. (a)                                              103,158
                                                                                                                    -------------
                                                                                                                        7,892,336
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.7%                    20,535   Apple Computer, Inc. (a)                                     1,907,907
                                                  54,124   Dell, Inc. (a)                                               1,256,218
                                                  50,228   EMC Corp. (a)                                                  695,658
                                                  63,769   Hewlett-Packard Co.                                          2,559,688
                                                  35,871   International Business Machines Corp.                        3,381,200
                                                   2,287   Lexmark International, Inc. Class A (a)                        133,698
                                                   4,265   NCR Corp. (a)                                                  203,739
                                                   8,841   Network Appliance, Inc. (a)                                    322,873
                                                   3,790   QLogic Corp. (a)                                                64,430
                                                   5,417   SanDisk Corp. (a)                                              237,265
                                                  85,792   Sun Microsystems, Inc. (a)                                     515,610
                                                                                                                    -------------
                                                                                                                       11,278,286
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  2,089   Fluor Corp.                                                    187,425
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      2,264   Vulcan Materials Co.                                           263,711
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                           28,409   American Express Co.                                         1,602,268
                                                   9,783   Capital One Financial Corp.                                    738,225
                                                   9,780   SLM Corp.                                                      400,002
                                                                                                                    -------------
                                                                                                                        2,740,495
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                      2,456   Ball Corp.                                                     112,608
                                                   2,488   Bemis Co.                                                       83,074
                                                   3,158   Pactiv Corp. (a)                                               106,551
                                                   3,844   Sealed Air Corp.                                               121,470
                                                   2,505   Temple-Inland, Inc.                                            149,649
                                                                                                                    -------------
                                                                                                                          573,352
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                4,062   Genuine Parts Co.                                              199,038
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%               3,334   Apollo Group, Inc. Class A (a)                                 146,363
                                                   7,679   H&R Block, Inc.                                                161,566
                                                                                                                    -------------
                                                                                                                          307,929
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.2%            106,559   Bank of America Corp.                                        5,436,640
                                                   4,610   CIT Group, Inc.                                                243,961
                                                     826   Chicago Mercantile Exchange Holdings, Inc.                     439,812
                                                 116,808   Citigroup, Inc.                                              5,996,923
                                                  82,756   JPMorgan Chase & Co.                                         4,003,735
                                                   5,577   Moody's Corp.                                                  346,109
                                                                                                                    -------------
                                                                                                                       16,467,180
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                    148,774   AT&T Inc.                                                    5,866,159
Services - 3.1%                                    2,654   CenturyTel, Inc.                                               119,934
                                                   8,071   Citizens Communications Co.                                    120,661
                                                   3,587   Embarq Corp.                                                   202,127
                                                  37,372   Qwest Communications International Inc. (a)                    335,974
                                                  69,332   Verizon Communications, Inc.                                 2,629,069
                                                  11,359   Windstream Corp.                                               166,864
                                                                                                                    -------------
                                                                                                                        9,440,788
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.9%                          3,921   Allegheny Energy, Inc. (a)                               $     192,678
                                                   9,451   American Electric Power Co., Inc.                              460,736
                                                  29,952   Duke Energy Corp.                                              607,726
                                                   7,763   Edison International                                           381,396
                                                   4,725   Entergy Corp.                                                  495,747
                                                  15,967   Exelon Corp.                                                 1,097,093
                                                   9,664   FPL Group, Inc.                                                591,147
                                                   7,605   FirstEnergy Corp.                                              503,755
                                                   9,175   PPL Corp.                                                      375,258
                                                   2,383   Pinnacle West Capital Corp.                                    114,980
                                                   6,126   Progress Energy, Inc.                                          308,995
                                                  17,836   The Southern Co.                                               653,689
                                                                                                                    -------------
                                                                                                                        5,783,200
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                        4,348   Cooper Industries Ltd. Class A                                 195,617
                                                  19,011   Emerson Electric Co.                                           819,184
                                                   3,947   Rockwell Automation, Inc.                                      236,307
                                                                                                                    -------------
                                                                                                                        1,251,108
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                             9,618   Agilent Technologies, Inc. (a)                                 324,030
Instruments - 0.2%                                 4,400   Jabil Circuit, Inc.                                             94,204
                                                   3,378   Molex, Inc.                                                     95,260
                                                  12,629   Sanmina-SCI Corp. (a)                                           45,717
                                                  21,540   Solectron Corp. (a)                                             67,851
                                                   1,947   Tektronix, Inc.                                                 54,828
                                                                                                                    -------------
                                                                                                                          681,890
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.8%                 6,987   BJ Services Co.                                                194,937
                                                   7,630   Baker Hughes, Inc.                                             504,572
                                                   3,603   ENSCO International, Inc.                                      196,003
                                                  23,806   Halliburton Co.                                                755,602
                                                   6,635   Nabors Industries Ltd. (a)                                     196,860
                                                   4,189   National Oilwell Varco, Inc. (a)                               325,862
                                                   3,205   Noble Corp.                                                    252,169
                                                   2,633   Rowan Cos., Inc.                                                85,494
                                                  28,080   Schlumberger Ltd.                                            1,940,328
                                                   4,751   Smith International, Inc.                                      228,286
                                                   6,980   Transocean, Inc. (a)                                           570,266
                                                   8,061   Weatherford International Ltd. (a)                             363,551
                                                                                                                    -------------
                                                                                                                        5,613,930
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%                   36,698   CVS Corp./Caremark Corp.                                     1,252,866
                                                  10,777   Costco Wholesale Corp.                                         580,234
                                                  16,868   The Kroger Co.                                                 476,521
                                                   4,951   SUPERVALU, INC.                                                193,436
                                                  14,700   SYSCO Corp.                                                    497,301
                                                  10,495   Safeway, Inc.                                                  384,537
                                                  58,592   Wal-Mart Stores, Inc.                                        2,750,894
                                                  23,846   Walgreen Co.                                                 1,094,293
                                                   3,349   Whole Foods Market, Inc.                                       150,203
                                                                                                                    -------------
                                                                                                                        7,380,285
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                              15,552   Archer-Daniels-Midland Co.                                     570,758
                                                   5,204   Campbell Soup Co.                                              202,696
                                                  12,036   ConAgra Foods, Inc.                                            299,817
                                                   3,072   Dean Foods Co. (a)                                             143,585
                                                   8,224   General Mills, Inc.                                            478,801

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                   7,740   HJ Heinz Co.                                             $     364,709
                                                   4,126   The Hershey Co.                                                225,527
                                                   5,974   Kellogg Co.                                                    307,243
                                                   4,469   Kraft Foods, Inc.                                              141,489
                                                   3,102   McCormick & Co., Inc.                                          119,489
                                                  17,476   Sara Lee Corp.                                                 295,694
                                                   6,011   Tyson Foods, Inc. Class A                                      116,674
                                                   5,198   Wm. Wrigley Jr. Co.                                            264,734
                                                                                                                    -------------
                                                                                                                        3,531,216
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                               1,061   Nicor, Inc.                                                     51,374
                                                   2,048   Questar Corp.                                                  182,702
                                                  14,960   Spectra Energy Corp.                                           392,999
                                                                                                                    -------------
                                                                                                                          627,075
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                            1,295   Bausch & Lomb, Inc.                                             66,252
Supplies - 1.7%                                   15,483   Baxter International, Inc.                                     815,490
                                                   5,828   Becton Dickinson & Co.                                         448,115
                                                   5,835   Biomet, Inc.                                                   247,929
                                                  28,217   Boston Scientific Corp. (a)                                    410,275
                                                   2,461   CR Bard, Inc.                                                  195,674
                                                   3,716   Hospira, Inc. (a)                                              151,984
                                                  27,437   Medtronic, Inc.                                              1,346,059
                                                   8,202   St. Jude Medical, Inc. (a)                                     308,477
                                                   7,104   Stryker Corp.                                                  471,137
                                                   3,063   Varian Medical Systems, Inc. (a)                               146,074
                                                   5,651   Zimmer Holdings, Inc. (a)                                      482,652
                                                                                                                    -------------
                                                                                                                        5,090,118
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.3%           12,304   Aetna, Inc.                                                    538,792
                                                   4,514   AmerisourceBergen Corp.                                        238,113
                                                   9,537   Cardinal Health, Inc.                                          695,724
                                                   2,322   Cigna Corp.                                                    331,257
                                                   3,800   Coventry Health Care, Inc. (a)                                 212,990
                                                   3,232   Express Scripts, Inc. (a)                                      260,887
                                                   3,972   Humana, Inc. (a)                                               230,455
                                                   2,916   Laboratory Corp. of America Holdings (a)                       211,789
                                                   1,736   Manor Care, Inc.                                                94,369
                                                   7,038   McKesson Corp.                                                 412,005
                                                   6,863   Medco Health Solutions, Inc. (a)                               497,773
                                                   3,315   Patterson Cos., Inc. (a)                                       117,649
                                                   3,783   Quest Diagnostics, Inc.                                        188,658
                                                  11,237   Tenet Healthcare Corp. (a)                                      72,254
                                                  32,268   UnitedHealth Group, Inc.                                     1,709,236
                                                  14,592   WellPoint, Inc. (a)                                          1,183,411
                                                                                                                    -------------
                                                                                                                        6,995,362
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                      4,650   IMS Health, Inc.                                               137,919
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%              10,541   Carnival Corp.                                                 493,951
                                                   3,459   Darden Restaurants, Inc.                                       142,476
                                                   4,441   Harrah's Entertainment, Inc.                                   375,042
                                                   9,267   Hilton Hotels Corp.                                            333,241
                                                   8,054   International Game Technology                                  325,221
                                                   7,857   Marriott International, Inc. Class A                           384,679
                                                  28,674   McDonald's Corp.                                             1,291,764

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  17,892   Starbucks Corp. (a)                                      $     561,093
                                                   5,119   Starwood Hotels & Resorts Worldwide, Inc.                      331,967
                                                   2,066   Wendy's International, Inc.                                     64,666
                                                   4,501   Wyndham Worldwide Corp. (a)                                    153,709
                                                   6,290   Yum! Brands, Inc.                                              363,310
                                                                                                                    -------------
                                                                                                                        4,821,119
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                          1,563   Black & Decker Corp.                                           127,572
                                                   2,846   Centex Corp.                                                   118,906
                                                   6,505   D.R. Horton, Inc.                                              143,110
                                                   3,633   Fortune Brands, Inc.                                           286,353
                                                   1,561   Harman International Industries, Inc.                          149,981
                                                   1,831   KB Home, Inc.                                                   78,129
                                                   4,227   Leggett & Platt, Inc.                                           95,826
                                                   3,286   Lennar Corp. Class A                                           138,702
                                                   6,614   Newell Rubbermaid, Inc.                                        205,629
                                                   5,063   Pulte Homes, Inc.                                              133,967
                                                   1,403   Snap-On, Inc.                                                   67,484
                                                   1,973   The Stanley Works                                              109,225
                                                   1,875   Whirlpool Corp.                                                159,206
                                                                                                                    -------------
                                                                                                                        1,814,090
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                          3,602   Clorox Co.                                                     229,411
                                                  12,233   Colgate-Palmolive Co.                                          817,042
                                                  10,875   Kimberly-Clark Corp.                                           744,829
                                                  75,181   The Procter & Gamble Co.                                     4,748,432
                                                                                                                    -------------
                                                                                                                        6,539,714
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                                 2,357   Affiliated Computer Services, Inc. Class A (a)                 138,780
                                                  13,111   Automatic Data Processing, Inc.                                570,001
                                                   3,278   Broadridge Financial Solutions, Inc. (a)                        64,571
                                                   3,400   Cognizant Technology Solutions Corp. (a)                       300,118
                                                   4,127   Computer Sciences Corp. (a)                                    215,141
                                                   3,256   Convergys Corp. (a)                                             82,735
                                                  12,257   Electronic Data Systems Corp.                                  339,274
                                                   3,878   Fidelity National Information Services, Inc.                   176,294
                                                  17,941   First Data Corp.                                               482,613
                                                   4,064   Fiserv, Inc. (a)                                               215,636
                                                   8,081   Paychex, Inc.                                                  306,027
                                                   3,188   Sabre Holdings Corp. Class A                                   104,407
                                                   8,226   Unisys Corp. (a)                                                69,345
                                                  18,393   The Western Union Co.                                          403,726
                                                                                                                    -------------
                                                                                                                        3,468,668
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                     15,825   The AES Corp. (a)                                              340,554
Energy Traders - 0.5%                              4,305   Constellation Energy Group, Inc.                               374,320
                                                   9,020   Dynegy, Inc. Class A (a)                                        83,525
                                                  10,942   TXU Corp.                                                      701,382
                                                                                                                    -------------
                                                                                                                        1,499,781
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.8%                   17,486   3M Co.                                                       1,336,455
                                                 245,007   General Electric Co.                                         8,663,448
                                                   2,977   Textron, Inc.                                                  267,335
                                                  47,110   Tyco International Ltd.                                      1,486,321
                                                                                                                    -------------
                                                                                                                       11,753,559
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                   7,785   ACE Ltd.                                                       444,212
                                                   2,439   AMBAC Financial Group, Inc.                                    210,705
                                                   7,109   AON Corp.                                                      269,858

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  11,720   Aflac, Inc.                                              $     551,543
                                                  14,742   The Allstate Corp.                                             885,405
                                                  61,986   American International Group, Inc.                           4,166,699
                                                   9,735   Chubb Corp.                                                    503,007
                                                   4,111   Cincinnati Financial Corp.                                     174,306
                                                  10,502   Genworth Financial, Inc. Class A                               366,940
                                                   7,630   Hartford Financial Services Group, Inc.                        729,275
                                                   6,595   Lincoln National Corp.                                         447,075
                                                  10,747   Loews Corp.                                                    488,236
                                                   3,210   MBIA, Inc.                                                     210,223
                                                  13,171   Marsh & McLennan Cos., Inc.                                    385,779
                                                  17,933   MetLife, Inc.                                                1,132,469
                                                   6,382   Principal Financial Group, Inc.                                382,090
                                                  17,738   The Progressive Corp.                                          387,043
                                                  11,174   Prudential Financial, Inc.                                   1,008,565
                                                   2,515   Safeco Corp.                                                   167,071
                                                   2,327   Torchmark Corp.                                                152,628
                                                  16,097   The Travelers Cos., Inc.                                       833,342
                                                   8,164   UnumProvident Corp.                                            188,017
                                                   4,314   XL Capital Ltd. Class A                                        301,807
                                                                                                                    -------------
                                                                                                                       14,386,295
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                   7,410   Amazon.com, Inc. (a)                                           294,844
                                                   5,174   IAC/InterActiveCorp (a)                                        195,112
                                                                                                                    -------------
                                                                                                                          489,956
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.4%               27,072   eBay, Inc. (a)                                                 897,437
                                                   5,186   Google, Inc. Class A (a)                                     2,376,018
                                                   5,841   VeriSign, Inc. (a)                                             146,726
                                                  29,089   Yahoo! Inc. (a)                                                910,195
                                                                                                                    -------------
                                                                                                                        4,330,376
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                2,162   Brunswick Corp.                                                 68,860
                                                   6,850   Eastman Kodak Co.                                              154,536
                                                   3,833   Hasbro, Inc.                                                   109,700
                                                   9,368   Mattel, Inc.                                                   258,276
                                                                                                                    -------------
                                                                                                                          591,372
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%              4,373   Applera Corp. - Applied Biosystems Group                       129,310
                                                   1,285   Millipore Corp. (a)                                             93,124
                                                   2,903   PerkinElmer, Inc.                                               70,311
                                                  10,008   Thermo Fisher Scientific, Inc. (a)                             467,874
                                                   2,419   Waters Corp. (a)                                               140,302
                                                                                                                    -------------
                                                                                                                          900,921
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                                  15,387   Caterpillar, Inc.                                            1,031,391
                                                   1,243   Cummins, Inc.                                                  179,887
                                                   5,671   Danaher Corp.                                                  405,193
                                                   5,405   Deere & Co.                                                    587,199
                                                   4,877   Dover Corp.                                                    238,046
                                                   3,483   Eaton Corp.                                                    291,039
                                                   4,331   ITT Corp.                                                      261,246
                                                   9,853   Illinois Tool Works, Inc.                                      508,415
                                                   7,334   Ingersoll-Rand Co. Class A                                     318,076
                                                   5,915   PACCAR, Inc.                                                   434,161
                                                   2,931   Pall Corp.                                                     111,378
                                                   2,758   Parker Hannifin Corp.                                          238,043
                                                   2,445   Terex Corp. (a)                                                175,453
                                                                                                                    -------------
                                                                                                                        4,779,527
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                      17,585   CBS Corp. Class B                                        $     537,925
                                                  11,822   Clear Channel Communications, Inc.                             414,243
                                                  74,101   Comcast Corp. Class A (a)                                    1,922,921
                                                  18,457   The DIRECTV Group, Inc. (a)                                    425,803
                                                   1,557   Dow Jones & Co., Inc.                                           53,670
                                                   1,989   EW Scripps Co. Class A                                          88,869
                                                   5,595   Gannett Co., Inc.                                              314,943
                                                  11,168   Interpublic Group of Cos., Inc. (a)                            137,478
                                                   8,457   The McGraw-Hill Cos., Inc.                                     531,776
                                                     922   Meredith Corp.                                                  52,914
                                                   3,429   The New York Times Co. Class A                                  80,616
                                                  55,901   News Corp. Class A                                           1,292,431
                                                   3,981   Omnicom Group, Inc.                                            407,575
                                                  90,910   Time Warner, Inc.                                            1,792,745
                                                   4,235   Tribune Co.                                                    135,986
                                                  16,491   Viacom, Inc. Class B (a)                                       677,945
                                                  48,806   Walt Disney Co.                                              1,680,391
                                                                                                                    -------------
                                                                                                                       10,548,231
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                            20,718   Alcoa, Inc.                                                    702,340
                                                   2,430   Allegheny Technologies, Inc.                                   259,257
                                                   7,954   Freeport-McMoRan Copper & Gold, Inc. Class B                   526,487
                                                  10,744   Newmont Mining Corp.                                           451,141
                                                   7,169   Nucor Corp.                                                    466,917
                                                   2,823   United States Steel Corp.                                      279,957
                                                                                                                    -------------
                                                                                                                        2,686,099
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                             4,922   Ameren Corp.                                                   247,577
                                                   5,319   CMS Energy Corp.                                                94,678
                                                   7,626   CenterPoint Energy, Inc.                                       136,810
                                                   6,139   Consolidated Edison, Inc.                                      313,457
                                                   4,223   DTE Energy Co.                                                 202,282
                                                   8,315   Dominion Resources, Inc.                                       738,123
                                                   1,790   Integrys Energy Group, Inc.                                     99,363
                                                   4,184   KeySpan Corp.                                                  172,172
                                                   6,525   NiSource, Inc.                                                 159,471
                                                   8,359   PG&E Corp.                                                     403,489
                                                   6,023   Public Service Enterprise Group, Inc.                          500,150
                                                   6,264   Sempra Energy                                                  382,167
                                                   4,994   TECO Energy, Inc.                                               85,947
                                                   9,715   Xcel Energy, Inc.                                              239,863
                                                                                                                    -------------
                                                                                                                        3,775,549
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                            2,609   Big Lots, Inc. (a)                                              81,610
                                                   1,445   Dillard's, Inc. Class A                                         47,295
                                                   7,435   Dollar General Corp.                                           157,250
                                                   3,613   Family Dollar Stores, Inc.                                     107,017
                                                  12,513   Federated Department Stores, Inc.                              563,711
                                                   5,360   JC Penney Co., Inc.                                            440,378
                                                   7,792   Kohl's Corp. (a)                                               596,945
                                                   5,451   Nordstrom, Inc.                                                288,576
                                                   1,972   Sears Holdings Corp. (a)                                       355,276
                                                  20,464   Target Corp.                                                 1,212,697
                                                                                                                    -------------
                                                                                                                        3,850,755
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                         22,610   Xerox Corp. (a)                                          $     381,883
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.0%                11,034   Anadarko Petroleum Corp.                                       474,241
                                                   7,885   Apache Corp.                                                   557,469
                                                   9,756   Chesapeake Energy Corp.                                        301,265
                                                  51,412   Chevron Corp.                                                3,802,432
                                                  39,173   ConocoPhillips                                               2,677,475
                                                   4,349   Consol Energy, Inc.                                            170,176
                                                  10,590   Devon Energy Corp.                                             733,040
                                                   5,814   EOG Resources, Inc.                                            414,771
                                                  16,639   El Paso Corp.                                                  240,766
                                                 135,652   Exxon Mobil Corp.                                           10,234,943
                                                   6,437   Hess Corp.                                                     357,060
                                                   2,558   Kinder Morgan, Inc.                                            272,299
                                                   8,241   Marathon Oil Corp.                                             814,458
                                                   4,471   Murphy Oil Corp.                                               238,751
                                                  19,969   Occidental Petroleum Corp.                                     984,671
                                                   6,306   Peabody Energy Corp.                                           253,753
                                                   2,891   Sunoco, Inc.                                                   203,642
                                                  14,394   Valero Energy Corp.                                            928,269
                                                  14,245   Williams Cos., Inc.                                            405,413
                                                   8,767   XTO Energy, Inc.                                               480,519
                                                                                                                    -------------
                                                                                                                       24,545,413
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                    10,783   International Paper Co.                                        392,501
                                                   4,347   MeadWestvaco Corp.                                             134,061
                                                   5,032   Weyerhaeuser Co.                                               376,092
                                                                                                                    -------------
                                                                                                                          902,654
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                          10,509   Avon Products, Inc.                                            391,565
                                                   2,770   The Estee Lauder Cos., Inc. Class A                            135,314
                                                                                                                    -------------
                                                                                                                          526,879
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.2%                            36,765   Abbott Laboratories                                          2,051,487
                                                   3,663   Allergan, Inc.                                                 405,934
                                                   2,541   Barr Pharmaceuticals, Inc. (a)                                 117,775
                                                  48,116   Bristol-Myers Squibb Co.                                     1,335,700
                                                  23,507   Eli Lilly & Co.                                              1,262,561
                                                   7,573   Forest Laboratories, Inc. (a)                                  389,555
                                                  68,955   Johnson & Johnson                                            4,155,228
                                                   5,795   King Pharmaceuticals, Inc. (a)                                 113,988
                                                  51,619   Merck & Co., Inc.                                            2,280,011
                                                   5,832   Mylan Laboratories, Inc.                                       123,288
                                                 168,854   Pfizer, Inc.                                                 4,265,252
                                                  35,447   Schering-Plough Corp.                                          904,253
                                                   2,442   Watson Pharmaceuticals, Inc. (a)                                64,542
                                                  32,074   Wyeth                                                        1,604,662
                                                                                                                    -------------
                                                                                                                       19,074,236
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                      2,325   Apartment Investment & Management Co. Class A                  134,129
(REITs) - 1.3%                                     5,251   Archstone-Smith Trust                                          285,024
                                                   1,890   AvalonBay Communities, Inc.                                    245,700
                                                   2,834   Boston Properties, Inc.                                        332,712
                                                   3,021   Developers Diversified Realty Corp.                            190,021
                                                   7,005   Equity Residential                                             337,851
                                                  12,408   Host Marriott Corp.                                            326,454
                                                   5,386   Kimco Realty Corp.                                             262,514

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                   4,225   Plum Creek Timber Co., Inc.                              $     166,550
                                                   6,105   ProLogis                                                       396,398
                                                   2,923   Public Storage, Inc.                                           276,720
                                                   5,280   Simon Property Group, Inc.                                     587,400
                                                   3,106   Vornado Realty Trust                                           370,670
                                                                                                                    -------------
                                                                                                                        3,912,143
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                           4,451   CB Richard Ellis Group, Inc. (a)                               152,135
Development - 0.1%                                 5,185   Realogy Corp. (a)                                              153,528
                                                                                                                    -------------
                                                                                                                          305,663
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                 8,553   Burlington Northern Santa Fe Corp.                             687,918
                                                  10,407   CSX Corp.                                                      416,800
                                                   9,459   Norfolk Southern Corp.                                         478,625
                                                   1,441   Ryder System, Inc.                                              71,099
                                                   6,451   Union Pacific Corp.                                            655,099
                                                                                                                    -------------
                                                                                                                        2,309,541
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                    13,222   Advanced Micro Devices, Inc. (a)                               172,679
Equipment - 2.3%                                   8,495   Altera Corp.                                                   169,815
                                                   7,951   Analog Devices, Inc.                                           274,230
                                                  33,282   Applied Materials, Inc.                                        609,726
                                                  11,235   Broadcom Corp. Class A (a)                                     360,306
                                                 137,405   Intel Corp.                                                  2,628,558
                                                   4,759   KLA-Tencor Corp.                                               253,750
                                                  18,350   LSI Logic Corp. (a)                                            191,574
                                                   7,131   Linear Technology Corp.                                        225,268
                                                   7,641   Maxim Integrated Products, Inc.                                224,645
                                                  17,984   Micron Technology, Inc. (a)                                    217,247
                                                   6,758   National Semiconductor Corp.                                   163,138
                                                   2,996   Novellus Systems, Inc. (a)                                      95,932
                                                   8,471   Nvidia Corp. (a)                                               243,795
                                                   5,060   PMC-Sierra, Inc. (a)                                            35,471
                                                   4,521   Teradyne, Inc. (a)                                              74,777
                                                  34,391   Texas Instruments, Inc.                                      1,035,169
                                                   7,907   Xilinx, Inc.                                                   203,447
                                                                                                                    -------------
                                                                                                                        7,179,527
---------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                   14,021   Adobe Systems, Inc. (a)                                        584,676
                                                   5,521   Autodesk, Inc. (a)                                             207,590
                                                   4,867   BMC Software, Inc. (a)                                         149,855
                                                   9,801   CA, Inc.                                                       253,944
                                                   4,303   Citrix Systems, Inc. (a)                                       137,825
                                                   7,725   Compuware Corp. (a)                                             73,310
                                                   7,387   Electronic Arts, Inc. (a)                                      372,009
                                                   8,162   Intuit, Inc. (a)                                               223,312
                                                 205,315   Microsoft Corp.                                              5,722,129
                                                   8,077   Novell, Inc. (a)                                                58,316
                                                  95,073   Oracle Corp. (a)                                             1,723,673
                                                  22,029   Symantec Corp. (a)                                             381,102
                                                                                                                    -------------
                                                                                                                        9,887,741
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%                            2,103   Abercrombie & Fitch Co. Class A                                159,155
                                                   3,587   AutoNation, Inc. (a)                                            76,188
                                                   1,184   AutoZone, Inc. (a)                                             151,718
                                                   6,752   Bed Bath & Beyond, Inc. (a)                                    271,228

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                   9,645   Best Buy Co., Inc.                                       $     469,904
                                                   3,391   Circuit City Stores, Inc.                                       62,835
                                                  12,554   The Gap, Inc.                                                  216,054
                                                  48,626   Home Depot, Inc.                                             1,786,519
                                                   8,149   Limited Brands, Inc.                                           212,363
                                                  36,282   Lowe's Cos., Inc.                                            1,142,520
                                                   6,588   Office Depot, Inc. (a)                                         231,502
                                                   1,786   OfficeMax, Inc.                                                 94,194
                                                   3,245   RadioShack Corp.                                                87,712
                                                   2,655   The Sherwin-Williams Co.                                       175,336
                                                  17,083   Staples, Inc.                                                  441,425
                                                  10,843   TJX Cos., Inc.                                                 292,327
                                                   3,225   Tiffany & Co.                                                  146,673
                                                                                                                    -------------
                                                                                                                        6,017,653
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%            8,820   Coach, Inc. (a)                                                441,441
                                                   2,585   Jones Apparel Group, Inc.                                       79,437
                                                   2,465   Liz Claiborne, Inc.                                            105,625
                                                   4,503   Nike, Inc. Class B                                             478,489
                                                   1,456   Polo Ralph Lauren Corp.                                        128,346
                                                   2,145   VF Corp.                                                       177,220
                                                                                                                    -------------
                                                                                                                        1,410,558
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                 14,053   Countrywide Financial Corp.                                    472,743
                                                  23,061   Fannie Mae                                                   1,258,669
                                                  16,512   Freddie Mac                                                    982,299
                                                  11,792   Hudson City Bancorp, Inc.                                      161,315
                                                   1,970   MGIC Investment Corp.                                          116,072
                                                   8,604   Sovereign Bancorp, Inc.                                        218,886
                                                  21,182   Washington Mutual, Inc.                                        855,329
                                                                                                                    -------------
                                                                                                                        4,065,313
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                                    50,001   Altria Group, Inc.                                           4,390,588
                                                   4,085   Reynolds American, Inc.                                        254,945
                                                   3,818   UST, Inc.                                                      221,368
                                                                                                                    -------------
                                                                                                                        4,866,901
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                                1,706   WW Grainger, Inc.                                              131,771
Distributors - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                         8,583   Alltel Corp.                                                   532,146
Services - 0.6%                                   69,156   Sprint Nextel Corp.                                          1,311,198
                                                                                                                    -------------
                                                                                                                        1,843,344
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $252,638,012) - 98.3%          302,901,041
---------------------------------------------------------------------------------------------------------------------------------

                                                    Face
                                                  Amount   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 4.5%                        $ 13,762,227   State Street Bank & Trust Co., 4.25% due 4/02/2007          13,762,227
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $13,762,227) - 4.5%                                 13,762,227
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $266,400,239) - 102.8%           316,663,268
---------------------------------------------------------------------------------------------------------------------------------

                                               Number of
                                               Contracts   Options Written
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                               2,236   S&P 500 Index, expiring April 2007 at USD 1,395             (8,854,560)
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Written
                                                           (Premiums Received - $5,165,466) - (2.9%)                   (8,854,560)
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                                                                                                         Value
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments, Net of Options Written
                                                           (Cost - $261,234,773*) - 99.9%                           $ 307,808,708

                                                           Other Assets Less Liabilities - 0.1%                           270,913
                                                                                                                    -------------
                                                           Net Assets - 100.0%                                      $ 308,079,621
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 305,496,278
                                                                  =============
      Gross unrealized appreciation                               $   7,179,278
      Gross unrealized depreciation                                  (4,866,848)
                                                                  -------------
      Net unrealized appreciation                                 $   2,312,430
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                     Purchase      Sales     Realized   Dividend
      Affiliate                        Cost        Cost        Gain      Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.       $ 7,512      $ --        $ --      $ 7,342
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face        Unrealized
      Contracts           Issue           Date           Value      Appreciation
      --------------------------------------------------------------------------
        211         E-MINI S&P 500     June 2007     $14,829,796      $269,892
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Currency Abbreviations

      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2007


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman
    Chief Financial Officer
    S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2007